OTHER LIABILITIES (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OTHER LIABILITIES
Tax liabilities payable	$ 2,819,815	$ 2,552,488	$ 2,430,517
Payroll tax related current liabilities	1,350,825	1,191,315	1,046,507
Unaudited tax	624,588	598,843
Provision for staff leaving compensation	398,838	382,399
Received prepayments from customers	$ 447,872	$ 363,708	$ 207,204